Segment Information - Schedule of Reconciliation Between Reportable Segment Gross Profit to Consolidated Loss Before Provision for Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting [Abstract]
Gross profit (loss)	$ 7,607	$ 13,845	$ 25,994	$ 25,857	$ 57,859	$ 60,807
Selling, general and administrative expenses	47,911	43,692	106,291	80,275	184,988	133,842
Depreciation and amortization	1,083	1,501	2,049	3,034	6,019	6,857
Interest expense	1,297	3,388	4,123	6,106	14,596	8,513
Interest income	(715)	(1,415)	(2,671)	(3,264)	(5,607)	(3,135)
Revaluation of preferred stock warrant	21,260	60	20,470	142	769	174
Other (income) expense, net	(53)	(12)	(86)	(31)	673	(321)
Loss before provision (benefit) for income taxes	$ (63,176)	$ (33,369)	$ (104,182)	$ (60,405)	$ (142,810)	$ (84,949)